Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 26,332	$ 79,103
Short-term deposits and highly liquid funds	418	20,392
Total cash and cash equivalents	$ 26,750	$ 99,495	$ 35,346	$ 32,132